DERIVATIVE LIABILITY (Details Narrative)	1 Months Ended	6 Months Ended
	Dec. 31, 2020 $ / shares	Jun. 30, 2021 $ / shares
Derivative [Line Items]
Share Price	$ 0.0329	$ 0.0224
Debt Instrument, Convertible, Conversion Price	$ 0.00906	$ 0.0078
[custom:DerivativeLiabilityMeasurementInputTerm]	174 days
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	1.43	1.43
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	0.0009
Minimum [Member]
Derivative [Line Items]
[custom:DerivativeLiabilityMeasurementInputTerm]		0 days
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input		0.0005
Maximum [Member]
Derivative [Line Items]
[custom:DerivativeLiabilityMeasurementInputTerm]		338 days
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input		0.0007